SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Wang Wenbo [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	10	63
Loans attributable to related parties
Wang Na [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	31
Loans attributable to related parties
Wang Wanli [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	10
Loans attributable to related parties
Zhang Jing [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	31
Loans attributable to related parties
Related Party [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties	82	1,788
Loans attributable to related parties
Euroamer Kaiwan Technology Company [Member]
Related Party Transaction [Line Items]
Accruals and other current liabilities to related parties		1,130
Chijit Holdings Limited [Member]
Related Party Transaction [Line Items]
Accruals and other current liabilities to related parties		570
Ying Liu [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		13
Loans attributable to related parties
Huimin Li [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable from related parties
Other current assets from related parties
Amounts due from related parties
Accounts and notes payable to related parties
Contract liabilities to related parties
Accruals and other current liabilities to related parties		13
Loans attributable to related parties